CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Consolidated Statements Of Comprehensive Income
Net Income	$ 152,624	$ 99,365	$ 101,634
Other Comprehensive Income:
Reclassification of loss on derivative instruments from other comprehensive income to net income, net of tax	1,319	1,657	1,383
Pension and postretirement benefit plans, net of tax:
Net actuarial (loss) gain arising during the period	(1,376)	2,190	(25,540)
Reclassification of amounts from other comprehensive income to net income:
Amortization of prior service credit	(2,327)	(2,368)	(2,447)
Amortization of net actuarial loss	3,361	5,989	5,943
Unrealized holding gains on securities arising during the year, net of tax	13	0	0
Unrealized foreign currency translation adjustment	1,816	4,668	(5,247)
Other Comprehensive Income (Loss)	2,806	12,136	(25,908)
Comprehensive Income	155,430	111,501	75,726
Related Tax (Expense) Benefit of Other Comprehensive Income Included in Above Amounts:
Reclassification of loss on derivative instruments from other comprehensive income to net income	(770)	(967)	(837)
Pension and postretirement benefit plans:
Net actuarial (loss) gain arising during the period	837	(1,348)	15,757
Reclassification of amounts from other comprehensive income to net income:
Amortization of prior service credit	1,416	1,447	1,512
Amortization of net actuarial loss	(2,045)	(3,584)	(3,666)
Unrealized holding gains on securities arising during the year	$ (6)	$ 0	$ 0